Summary of Material Accounting Policy Information - Schedule of Subsidiaries Included in the Consolidated Financial Statements (Details)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Gorilla Science & Technology Holding, Inc. (Gorilla BVI) [Member]
Schedule of Subsidiaries Included in the Consolidated Financial Statements [Line Items]
Name of Subsidiary		Gorilla Science & Technology Holding, Inc. (Gorilla BVI)
Main business Activities		Information software and data processing services
Percentage of Ownership		100.00%	100.00%
ISSCore Technology, Inc. [Member]
Schedule of Subsidiaries Included in the Consolidated Financial Statements [Line Items]
Name of Subsidiary		ISSCore Technology, Inc.
Main business Activities		Information software and data processing services
Percentage of Ownership		100.00%	100.00%
Telmedia Technology Limited (Telmedia) [Member]
Schedule of Subsidiaries Included in the Consolidated Financial Statements [Line Items]
Name of Subsidiary	[1]	Telmedia Technology Limited (Telmedia)
Main business Activities	[1]	Information software and data processing services
Percentage of Ownership	[1]	100.00%	100.00%
Gorilla SPAC Partners Co. (Global) [Member]
Schedule of Subsidiaries Included in the Consolidated Financial Statements [Line Items]
Name of Subsidiary		Gorilla SPAC Partners Co. (Global)
Main business Activities		Dormant corporation
Percentage of Ownership		100.00%	100.00%
Gorilla Technology UK Limited (Gorilla UK) [Member]
Schedule of Subsidiaries Included in the Consolidated Financial Statements [Line Items]
Name of Subsidiary		Gorilla Technology UK Limited (Gorilla UK)
Main business Activities		Information software and data processing services
Percentage of Ownership		100.00%	100.00%
Gorilla Technology Egypt LLC (Gorilla Egypt) [Member]
Schedule of Subsidiaries Included in the Consolidated Financial Statements [Line Items]
Name of Subsidiary	[2]	Gorilla Technology Egypt LLC (Gorilla Egypt)
Main business Activities	[2]	Information software and data processing services
Percentage of Ownership	[2]	100.00%	100.00%
Gorilla Distribution Egypt [Member]
Schedule of Subsidiaries Included in the Consolidated Financial Statements [Line Items]
Name of Subsidiary	[3]	Gorilla Distribution Egypt
Main business Activities	[3]	Software and hardware distribution services
Percentage of Ownership	[3]	100.00%	100.00%
Gorilla Technology Inc. (Gorilla Taiwan) [Member]
Schedule of Subsidiaries Included in the Consolidated Financial Statements [Line Items]
Name of Subsidiary	[4]	Gorilla Technology Inc. (Gorilla Taiwan)
Main business Activities	[4]	Information software and data processing services
Percentage of Ownership	[4]	100.00%	100.00%
NSGUARD Technology Inc. (NSGUARD) [Member]
Schedule of Subsidiaries Included in the Consolidated Financial Statements [Line Items]
Name of Subsidiary	[4]	NSGUARD Technology Inc. (NSGUARD)
Main business Activities	[4]	Information software and data processing services
Percentage of Ownership	[4]	100.00%	100.00%
Gorilla Technology Japan Inc. (Gorilla Japan) [Member]
Schedule of Subsidiaries Included in the Consolidated Financial Statements [Line Items]
Name of Subsidiary	[5]	Gorilla Technology Japan Inc. (Gorilla Japan)
Main business Activities	[5]	Information software and data processing services
Percentage of Ownership	[5]		100.00%
Gorilla Technology (India) Private Limited (Gorilla India) [Member]
Schedule of Subsidiaries Included in the Consolidated Financial Statements [Line Items]
Name of Subsidiary	[6]	Gorilla Technology (India) Private Limited (Gorilla India)
Main business Activities	[6]	Information software and data processing services
Percentage of Ownership	[6]	100.00%	100.00%
Gorilla Distribution Partners Limited (Gorilla Distribution) [Member]
Schedule of Subsidiaries Included in the Consolidated Financial Statements [Line Items]
Name of Subsidiary	[7]	Gorilla Distribution Partners Limited (Gorilla Distribution)
Main business Activities	[7]	Software and hardware distribution services
Percentage of Ownership	[7]	55.00%	55.00%

[1]	Telemedia is in the process of liquidation as of December 31, 2024.
[2]	Gorilla Egypt was incorporated in March 2023.
[3]	Gorilla Distribution Egypt was incorporated in November 2023. It is a subsidiary of Gorilla UK (99.9%) and Gorilla Egypt (0.1%).
[4]	As part of an internal reorganization, 100% of the investments held by Gorilla BVI in Gorilla Taiwan and by Telemedia in NSGUARD were transferred to Gorilla UK in October 2024.
[5]	Gorilla Japan was liquidated in June 2024.
[6]	Gorilla India was incorporated in August 2023.
[7]	Gorilla Distribution was incorporated in November 2023.